Debt Narrative - Senior Unsecured Notes - Railcar (Details) (Railcar Segment [Member], Senior unsecured notes [Member], USD $) In Millions, unless otherwise specified				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Feb. 28, 2007	Jun. 30, 2012 Debt repurchase date range, from March 1, 2012 to February 28, 2013 [Member]	Dec. 31, 2011 Debt repurchase date range, from March 1, 2012 to February 28, 2013 [Member]	Jun. 30, 2012 Debt repurchase date range, on or after March 1, 2013 [Member]	Dec. 31, 2011 Debt repurchase date range, on or after March 1, 2013 [Member]
Debt Instrument [Line Items]
Aggregate principal amount issued, long-term debt			$ 275
Interest rate, long-term debt	7.50%	7.50%
Fixed coverage ratio	2.0
Redemtion percentage of principal amount				101.875%	101.88%	100.00%	100.00%